Insurance Risk - Summary of changes in major assumptions on insurance contract liabilities (assets) (Parenthetical) (Details)	Dec. 31, 2025
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [abstract]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	75.00%